Non-operating income (Tables)	12 Months Ended
Dec. 31, 2025
Non-operating income
Schedule of Nonoperating Income

	12 months ended December 31,
USD’000	2025	2024	2023
Foreign exchange gain	3,483	686	1,315
Gains from the remeasurement of crypto assets	27	—	—
Unrealized gains on investment	32	—	—
Sale of arago intellectual property	—	—	900
Financial income	44	684	36
Interest income	6,107	174	90
Gain on repayment of ExWorks Loan	3,699	—	—
Other	31	85	33
Total non-operating income	13,423	1,629	2,374